UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street, 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/     Chris Kaster     Boston, MA     October 31, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $310,566 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    54105  1500000 SH  CALL SOLE                  1500000        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209   103246  1507900 SH  PUT  SOLE                  1507900        0        0
DISH NETWORK CORP              CL A             25470M109    35070  1400000 SH       SOLE                  1400000        0        0
ECHOSTAR CORP                  CL A             278768106     3558   157386 SH       SOLE                   157386        0        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    28829   575427 SH       SOLE                   575427        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     4097   441000 SH  PUT  SOLE                   441000        0        0
MI DEVS INC                    COM              55304X104     6638   250000 SH       SOLE                   250000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     7249  2922802 SH       SOLE                  2922802        0        0
NRG ENERGY INC                 COM NEW          629377508     2704   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW     74347X583     4161   239000 SH       SOLE                   239000        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      306   184596 SH       SOLE                   184596        0        0
WALGREEN CO                    COM              931422109    60603  1842600 SH  CALL SOLE                  1842600        0        0